BANK DEBT - Disclosure of bank debt outstanding (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Bank Debt [Line Items]
Total bank debt outstanding	$ 179,800	$ 106,300	$ 163,600
Syndicated facility [Member]
Disclosure Of Detailed Information About Bank Debt [Line Items]
Total bank debt outstanding	164,800	106,300
Operating facility [Member]
Disclosure Of Detailed Information About Bank Debt [Line Items]
Total bank debt outstanding	$ 15,000	$ 0